Acquisition of Geronimo Energy LLC and Emerald Energy Venture LLC - Fair values of the assets and liabilities recognised (Details) £ in Millions	Jul. 11, 2019 GBP (£)
Geronimo and Emerald
Disclosure of detailed information about business combination [line items]
Intangible assets	£ 5
Property, plant and equipment	1
Cash	2
Other identifiable assets and liabilities	30
Total identifiable assets	128
Goodwill	81
Total consideration transferred	209
Emerald
Disclosure of detailed information about business combination [line items]
Investment in joint venture – Emerald	90
Cash consideration	90
Geronimo
Disclosure of detailed information about business combination [line items]
Contingent consideration – Geronimo	70
Cash consideration	£ 49